Basis of Presentation and Going Concern (Details Narrative 1b) - USD ($)		1 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended		196 Months Ended	209 Months Ended
	Aug. 14, 2014	Feb. 12, 2016	Jun. 23, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2015	Mar. 31, 2014
Auction Market Preferred Securities, Stock Series [Line Items]
Reverse split ratio	1-for-20						1-for-20
Accumulated Deficit during its development stage				$ (123,241,500)		$ (123,241,500)	$ (84,522,700)	$ (123,241,500)	$ (70,636,900)
Cash proceeds from issuance of common stock		$ 128,000				4,397,800	13,500,000	33,800,000
Cash proceeds from issuance of common stock for services								28,700,000
Cash proceeds from grant awards and other events							$ 16,400,000	$ 16,400,000
Non-cash conversion, debt converted						$ 17,200,000
Preferred stock issued for conversion of debt		13,500				2,618,917
Preferred stock issued for conversion of note						628,264
Warrants issued			240,305			628,264
Warrant term						5 years
Platinum [Member] | August 2015 Agmt [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Cash proceeds from issuance of common stock						$ 1,650,000
Warrants issued						235,714
MaximumMember
Auction Market Preferred Securities, Stock Series [Line Items]
Maximum cash expenditure					$ 6,000,000
MaximumMember | Platinum [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Cash proceeds from issuance of common stock				$ 3,000,000